Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	2019	2018	2017	(a)	2017
Available-for-sale financial assets	—	—	—		2,182
Financial assets recognized under the fair value option	—	—	—		336
Equity instruments at fair value through other comprehensive income	380	1,037	1,389		—
Debt instruments at fair value through other comprehensive income	403	359	199		—
Other financial assets at fair value through profit or loss	892	733	944		—
Pre-funded pension obligations (Note D.19.1.)	155	77	53		53
Long-term prepaid expenses	115	126	17		17
Long-term loans and advances and other non-current receivables (b)	685	620	699		713
Derivative financial instruments (Note D.20.)	37	19	63		63
Total	2,667	2,971	3,364		3,364

(a)
Balances as of December 31, 2017 have been reclassified to the new financial asset categories required under IFRS 9, applicable with effect from January 1, 2018 (see Note A.2.1.2. of the consolidated financial statements as of December 31, 2018).

(b)
Includes long-term loans and advances, and long-term tax receivables.